UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5970

                               Cash Account Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  04/30
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Account Trust - Money Market Portfolio


                                                                                                          Principal
                                                                                                          mount ($)       Value($)
                                                                                                          ----------       --------

Certificates of Deposit and Bank Notes 23.3%
ABN AMRO Bank NV, 1.17%, 10/13/2004                                                                       10,000,000      10,000,000
Credit Agricole Indosuez SA:
1.15%, 10/29/2004                                                                                         30,000,000      30,000,000
1.2%, 12/23/2004                                                                                          50,000,000      50,000,000
Credit Lyonnais AG:
1.09%, 8/25/2004                                                                                          25,000,000      25,000,491
1.14%, 12/31/2004                                                                                         18,000,000      18,000,000
1.21%, 12/23/2004                                                                                         25,000,000      25,000,000
Credit Suisse First Boston, 1.45%, 9/15/2004                                                              35,000,000      35,000,000
HSBC Bank USA, 1.26%, 10/27/2004                                                                         100,000,000     100,000,000
KBC Bank NV, 1.17%, 10/27/2004                                                                            20,000,000      20,000,000
Kredietbank, 1.26%, 9/9/2004                                                                              25,000,000      25,004,664
Landesbank Baden Wurttemberg, 1.33%, 8/10/2004                                                            10,000,000      10,000,197
Landesbank Hessen-Thuringen Girozentrale, 1.27%, 9/13/2004                                                15,000,000      14,999,586
National Australia Bank Ltd.:
1.17%, 10/13/2004                                                                                         10,000,000      10,000,000
1.28%, 1/13/2005                                                                                          60,000,000      60,029,314
1.45%, 10/21/2004                                                                                         80,000,000      80,000,000
Norddeutsche Landesbank Girozentrale, 1.19%, 8/27/2004                                                    20,000,000      19,998,786
Societe Generale, 1.32%, 11/10/2004                                                                       80,000,000      80,000,000
SouthTrust Bank NA, 1.08%, 9/9/2004                                                                       50,000,000      50,000,000
UniCredito Italiano SpA:
1.105%, 8/17/2004                                                                                         70,000,000      70,000,155
1.505%, 10/6/2004                                                                                         50,000,000      50,000,000
Wells Fargo Bank NA, 1.29%, 8/2/2004                                                                      35,000,000      35,000,000
                                                                                                                         -----------
Total Certificates of Deposit and Bank Notes (Cost $818,033,193)                                                         818,033,193

Commercial Paper 29.7%
Alliance & Leicester Corp., 1.53% **, 9/29/2004                                                           30,000,000      29,924,775
Beta Finance, Inc., 1.53%**, 9/27/2004                                                                    25,000,000      24,939,437
Cancara Asset Securitization LLC:
1.41%**, 8/23/2004                                                                                        30,000,000      29,974,150
1.5%**, 9/15/2004                                                                                         30,108,000      30,051,547
Charta LLC, 1.25%**, 8/9/2004                                                                             25,000,000      24,993,056
Credit Suisse First Boston, 1.65%**, 11/16/2004                                                           20,000,000      19,901,917
Danske Corp., 1.49%**, 11/8/2004                                                                          20,000,000      19,918,050
Depfa Bank PLC, 1.1%**, 8/16/2004                                                                         50,000,000      49,977,083
DNB Nor Bank ASA:
1.5%**, 9/16/2004                                                                                         20,000,000      19,961,667
1.55%**, 11/5/2004                                                                                        50,000,000      49,793,333
Dorada Finance, Inc., 1.53%**, 9/27/2004                                                                  35,000,000      34,915,212
Falcon Asset Securitization, 1.3%**, 8/11/2004                                                            35,000,000      34,987,361
General Electric Capital Corp.:
1.49%**, 9/20/2004                                                                                        35,000,000      34,927,569
1.49%**, 11/9/2004                                                                                        25,000,000      24,896,528
1.5%**, 10/5/2004                                                                                         15,000,000      14,959,375
1.77%**, 1/3/2005                                                                                         15,000,000      14,885,688
Giro Funding US Corp., 1.34%**, 8/17/2004                                                                 30,000,000      29,982,133
Grampian Funding Ltd.:
1.14%**, 10/5/2004                                                                                        42,750,000      42,662,006
1.32%**, 11/2/2004                                                                                        25,000,000      24,914,750
Jupiter Securitization Corp., 1.33%**, 8/16/2004                                                          50,000,000      49,972,292
K2 (USA) LLC, 1.1%**, 8/25/2004                                                                           20,000,000      19,985,333
KBC Financial Products International Ltd.:
1.34%**, 11/24/2004                                                                                       75,000,000      74,678,958
1.7%**, 11/16/2004                                                                                        20,000,000      19,898,945
Lake Constance Funding LLC, 1.49%**, 11/4/2004                                                            12,000,000      11,952,817
Morgan Stanley, 1.3%, 8/5/2004                                                                            25,000,000      24,996,389
Park Avenue Receivables Corp., 1.3%**, 8/4/2004                                                           30,000,000      29,996,750
Perry Global Funding LLC, 1.14%**, 9/22/2004                                                              29,816,000      29,766,903
Prudential PLC, 1.5%**, 10/25/2004                                                                        35,000,000      34,876,042
RWE AG:
1.07%**, 9/8/2004                                                                                         20,000,000      19,977,411
1.56%**, 10/18/2004                                                                                       25,000,000      24,915,500
Scaldis Capital LLC:
1.35%**, 8/16/2004                                                                                        50,000,000      49,971,875
1.54%**, 10/15/2004                                                                                       30,000,000      29,903,750
Sheffield Receivables Corp., 1.29%**, 8/10/2004                                                           50,000,000      49,983,875
Statens Bostads Finance, 1.49%**, 9/22/2004                                                               15,000,000      14,967,717
                                                                                                                         -----------
Total Commercial Paper (Cost $1,042,410,194)                                                                           1,042,410,194

Floating Rate Notes* 23.9%
Abbey National Treasury Services PLC, 1.281%, 12/8/2004                                                   30,000,000      29,996,796
American Honda Finance Corp.:
144A, 1.3%, 2/11/2005                                                                                     30,500,000      30,526,913
144A, 1.728%, 10/7/2004                                                                                   10,000,000      10,003,503
144A, 1.75%, 10/4/2004                                                                                    15,000,000      15,005,125
Associates First Capital Corp., 1.67%, 6/27/2005                                                          10,500,000      10,500,000
Banco Bilbao Vizcaya NY, 1.499%, 3/23/2005                                                                50,000,000      49,995,170
Bayerische Landesbank Girozentrale, 1.41%, 8/25/2004                                                      17,000,000      17,000,000
Beta Finance, Inc.:
144A, 1.315%, 4/15/2005                                                                                   30,000,000      29,994,719
144A, 1.335%, 9/15/2004                                                                                   20,000,000      19,999,751
Canadian Imperial Bank of Commerce, 1.42%, 8/25/2004                                                      30,000,000      30,000,298
Depfa Bank PLC, 1.27%, 6/15/2005                                                                          25,000,000      25,000,000
General Electric Capital Corp.:
1.67%, 9/15/2004                                                                                          20,000,000      20,004,717
1.86%, 10/25/2004                                                                                         21,950,000      21,962,384
Lehman Brothers Holdings, Inc., 1.31%, 9/7/2004                                                           20,000,000      20,000,000
Links Finance LLC, 144A, 1.42%, 1/18/2005                                                                 10,000,000      10,002,082
Merrill Lynch & Co., Inc.:
1.362%, 2/4/2005                                                                                          30,000,000      30,000,000
1.429%, 2/3/2005                                                                                          20,000,000      20,030,752
1.91%, 1/13/2005                                                                                          15,000,000      15,024,504
Morgan Stanley:
1.4%, 8/27/2004                                                                                           35,000,000      35,000,000
1.4%, 2/18/2005                                                                                           35,000,000      35,000,000
Natexis Banque Populaires, 1.381%, 10/20/2004                                                             20,000,000      19,999,116
National City Bank:
1.355%, 5/24/2005                                                                                         20,000,000      20,000,000
1.358%, 6/10/2005                                                                                         25,000,000      25,007,559
Norddeutsche Landesbank Girozentrale, 1.395%, 1/24/2005                                                   50,000,000      49,996,366
Royal Bank of Scotland PLC, 1.375%, 8/27/2004                                                             20,000,000      19,999,636
Societe Generale:
1.293%, 12/6/2004                                                                                         20,000,000      19,998,062
1.298%, 12/10/2004                                                                                        30,000,000      29,996,205
1.418%, 11/30/2004                                                                                        40,000,000      39,996,327
SunTrust Bank NA, 1.35%, 4/1/2005                                                                         40,000,000      40,002,650
Swedbank AB, 1.323%, 10/12/2004                                                                           50,000,000      49,998,503
Tango Finance Corp. Ltd., 144A, 1.38%, 1/20/2005                                                          33,000,000      32,998,435
Westdeutsche Landesbank Girozentrale, 1.313%, 9/13/2004                                                   15,000,000      14,999,732
                                                                                                                         -----------
Total Floating Rate Notes (Cost $838,039,305)                                                                            838,039,305

Municipal Investments 0.2%
Texas:
State Veteran's Hospital, 1.34%, 12/1/2029 (a) (b)                                                         6,500,000       6,500,000
State General Obligation, Series A-2, 1.37%, 12/1/2033 (a) (b)                                               755,000         755,000
                                                                                                                         -----------
Total Municipal Investments (Cost $7,255,000)                                                                              7,255,000

Short Term Notes 1.9%
CC (USA), Inc.:
144A, 1.365%, 8/9/2004                                                                                    40,000,000      40,000,521
144A, 1.37%, 8/11/2004                                                                                    25,000,000      25,000,654
                                                                                                                         -----------
Total Short Term Notes (Cost $65,001,175)                                                                                 65,001,175

US Government Sponsored Agencies 5.1%
Federal Home Loan Mortgage Corp.:
1.135%*, 11/7/2005                                                                                        25,000,000      25,000,000
1.505%, 10/29/2004                                                                                        30,000,000      29,888,379
1.538%*, 10/7/2005                                                                                        70,000,000      70,000,000
Federal National Mortgage Association, 1.47%*, 10/3/2005                                                  55,000,000      54,957,923
                                                                                                                         -----------
Total US Government Sponsored Agencies (Cost $179,846,302)                                                               179,846,302

US Government Backed 0.6%
US Treasury Notes, 2.0%, 11/30/2004
(Cost $20,056,879)                                                                                        20,000,000      20,056,879

Asset Backed 1.0%
Granite Mortgage PLC, "1A1", Series 2004-1, 1.386%*, 12/20/2004                                            7,493,671       7,493,671
Nissan Auto Receivables Owners Trust, "1A1", Series 2004-A, 1.07%, 3/15/2005                               3,895,540       3,895,540
Permanent Financing PLC, "1A", Series 4, 1.31%*, 3/10/2005                                                25,000,000      25,000,000
                                                                                                                         -----------
Total Asset Backed (Cost $36,389,211)                                                                                     36,389,211

Promissory Notes 4.0%
Goldman Sachs Group, Inc.:
1.27%, 11/8/2004                                                                                          40,000,000      40,000,000
1.43%, 9/3/2004                                                                                           50,000,000      50,000,000
1.48%, 9/3/2004                                                                                           50,000,000      50,000,000
                                                                                                                         -----------
Total Promissory Notes (Cost $140,000,000)                                                                               140,000,000

Repurchase Agreements 10.3%
Bank of America, 1.38%, dated 7/30/2004, to be repurchased at $100,011,500 on 8/2/2004 (c)               100,000,000     100,000,000
Goldman Sachs Co., Inc., 1.38%, dated 7/30/2004, to be repurchased at $60,006,900 on 8/2/2004 (d)         60,000,000      60,000,000
Morgan Stanley, 1.37%, dated 7/30/2004, to be repurchased at $200,022,833 on 8/2/2004 (e)                200,000,000     200,000,000
State Street Bank and Trust Co., 1.26%, dated 7/30/2004, to be repurchased at $1,992,209 on 8/2/2004 (f)   1,992,000       1,992,000
                                                                                                                         -----------
Total Repurchase Agreements (Cost $361,992,000)                                                                          361,992,000

                                                                                                                        Value ($)

Total Investment Portfolio  (Cost $3,509,023,259)                                                                      3,509,023,259
                                                                                                                      ==============

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US
         Treasury Bill Rate. These securities are shown at their current rate as of July 31, 2004.

**       Annualized yield at the time of purchase; not a coupon rate.

(a) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2004.

(b)      Security incorporates a letter of credit from a major bank.

(c)      Collateralized by a $109,098,642 Federal National Mortgage Association,
         5.0%, maturing on 3/01/2034 with a value of $102,412,711.

(d) Collateralized by a $55,448,781 Federal Home Loan Mortgage Corp., 6.0%, maturing on 4/1/2017 with a value of $60,281,853.

(e)      Collateralized by:

Principal                                                      Maturity           Collateral
Amount ($)(g)     Security                Rate (%)               Date                 Value ($)
-------------     --------                --------               ----            --------------
175,924,770       Federal National
                  Mortgage Association     4.0-7.5           5/1/2016-7/1/2034   133,738,437
130,685,191       Federal Home Loan
                  Mortgage Corp.           4.5-7.5           11/1/2008-7/1/2034   67,629,892
                                                                                 201,368,329

(f) Collateralized by a $2,035,000, Federal National Mortgage Association, 1.875%, maturity on 1/15/2005 with a value of $2,036,272.

(g)      Principal amounts are shown at original face value.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Money Market Portfolio


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Cash Account Trust - Money Market Portfolio


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004